Schedule of Company’s Activities (Details)	6 Months Ended
Jun. 30, 2024
Abit Hong Kong Limited [Member]
Ownership	100% owned by Moxian (BVI) Inc
Ownership percentage	100.00%
Abit USA Inc [Member]
Ownership	100% owned by Abit Hong Kong Limited
Ownership percentage	100.00%
Beijing Bitmatrix Technology Co Ltd [Member]
Ownership	100% owned by Abit Hong Kong Limited
Ownership percentage	100.00%
Abits Inc [Member]
Ownership	100% owned by Abit Hong Kong Limited
Ownership percentage	100.00%